Investments (Invested Assets on Deposit, Held In Trust and Pledged as Collateral) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Invested assets on deposit (regulatory deposits) (1)	$ 8,263	$ 7,648
Invested assets held in trust (reinsurance agreements) (2)	2,634	9,054
Invested assets pledged as collateral (3)	3,199	3,548
Total invested assets on deposit, held in trust and pledged as collateral	$ 14,096	$ 20,250